Schedule of Investments (unaudited)
January 31, 2023
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.7%
United Parcel Service, Inc., Class B	1,803,333	$ 334,031,372
Banks — 0.1%
United Bankshares, Inc.	352,070	14,153,214
Beverages — 3.8%
Coca-Cola Co.	7,631,695	467,975,537
Biotechnology — 9.2%
AbbVie, Inc.	4,267,891	630,580,895
Amgen, Inc.	1,028,313	259,546,201
Gilead Sciences, Inc.	2,951,082	247,713,823
		1,137,840,919
Capital Markets — 3.2%
Artisan Partners Asset Management, Inc., Class A	311,996	11,487,693
Blackstone, Inc., Class A, NVS	2,303,118	221,007,203
Cohen & Steers, Inc.	58,594	4,304,901
Evercore, Inc., Class A	66,931	8,688,313
Franklin Resources, Inc.	871,215	27,181,908
Invesco Ltd.	1,316,275	24,364,250
Janus Henderson Group PLC	579,278	15,014,886
Moelis & Co., Class A	268,187	12,537,742
T Rowe Price Group, Inc.	632,468	73,663,548
		398,250,444
Chemicals — 0.5%
International Flavors & Fragrances, Inc.	540,924	60,832,313
Communications Equipment — 3.6%
Cisco Systems, Inc.	9,247,887	450,094,660
Containers & Packaging — 0.7%
Amcor PLC	4,298,838	51,843,986
Packaging Corp. of America	245,312	35,006,023
		86,850,009
Diversified Telecommunication Services — 7.1%
Cogent Communications Holdings, Inc.	196,166	13,451,103
Verizon Communications, Inc.	20,875,260	867,784,558
		881,235,661
Electric Utilities — 6.3%
ALLETE, Inc.	161,933	10,017,175
Alliant Energy Corp.	557,153	30,102,977
American Electric Power Co., Inc.	1,248,957	117,352,000
Avangrid, Inc.	205,462	8,664,332
Duke Energy Corp.	2,200,338	225,424,628
Evergy, Inc.	666,074	41,729,536
FirstEnergy Corp.	1,437,525	58,866,649
IDACORP, Inc.	105,443	11,156,924
PNM Resources, Inc.	173,207	8,570,282
Southern Co.	2,987,968	202,225,674
Xcel Energy, Inc.	1,096,353	75,396,196
		789,506,373
Electronic Equipment, Instruments & Components — 0.1%
National Instruments Corp.	266,847	14,409,738
Food Products — 0.6%
Campbell Soup Co.	373,879	19,415,537
Flowers Foods, Inc.	411,467	11,393,521
Kellogg Co.	576,005	39,502,423
		70,311,481
Security	Shares	Value
Gas Utilities — 0.2%
National Fuel Gas Co.	195,550	$ 11,353,633
New Jersey Resources Corp.	197,898	9,879,068
		21,232,701
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	3,326,450	278,390,600
Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.	294,921	43,639,461
Vail Resorts, Inc.	87,783	23,028,992
		66,668,453
Household Durables — 0.3%
Garmin Ltd.	337,896	33,411,156
Household Products — 0.9%
Kimberly-Clark Corp.	811,239	105,469,182
Reynolds Consumer Products, Inc.	111,066	3,306,435
		108,775,617
Industrial Conglomerates — 1.7%
3M Co.	1,848,593	212,736,082
Insurance — 0.0%
CNA Financial Corp.	73,928	3,220,304
IT Services — 3.3%
International Business Machines Corp.	2,865,286	386,039,983
Western Union Co.	1,864,787	26,424,032
		412,464,015
Leisure Products — 0.2%
Hasbro, Inc.	428,547	25,357,126
Media — 3.1%
Comcast Corp., Class A	9,724,965	382,677,373
John Wiley & Sons, Inc., Class A	97,798	4,479,148
		387,156,521
Multi-Utilities — 2.4%
DTE Energy Co.	424,517	49,401,043
Public Service Enterprise Group, Inc.	1,270,691	78,693,894
Sempra Energy	627,401	100,591,202
WEC Energy Group, Inc.	686,945	64,565,961
		293,252,100
Oil, Gas & Consumable Fuels — 26.9%
Antero Midstream Corp.	1,994,710	21,742,339
Chevron Corp.	4,197,086	730,376,906
Coterra Energy, Inc.	6,012,097	150,482,788
Devon Energy Corp.	4,472,916	282,867,208
Diamondback Energy, Inc.	832,956	121,711,531
DT Midstream, Inc.	305,940	16,722,680
Exxon Mobil Corp.	10,360,615	1,201,934,946
Kinder Morgan, Inc., Class P	8,635,643	158,032,267
ONEOK, Inc.	1,852,892	126,886,044
Pioneer Natural Resources Co.	1,682,277	387,512,507
Williams Cos., Inc.	4,339,720	139,912,573
		3,338,181,789
Pharmaceuticals — 10.8%
Bristol-Myers Squibb Co.	4,084,684	296,752,293
Merck & Co., Inc.	4,495,825	482,896,563
Pfizer, Inc.	12,652,586	558,738,198
		1,338,387,054
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.	904,154	528,939,132

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	697,356	$ 9,846,667
Radian Group, Inc.	501,444	11,081,912
		20,928,579
Tobacco — 4.6%
Philip Morris International, Inc.	5,471,620	570,361,669
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	126,191	10,435,996
Watsco, Inc.	80,243	23,059,431
		33,495,427
Total Long-Term Investments — 99.7% (Cost: $11,909,090,288)		12,378,450,046
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(b)	21,418,641	21,418,641
Total Short-Term Securities — 0.2% (Cost: $21,418,641)		21,418,641
Total Investments — 99.9% (Cost: $11,930,508,929)		12,399,868,687
Other Assets Less Liabilities — 0.1%		10,590,373
Net Assets — 100.0%		$ 12,410,459,060
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (22,951)(b)	$ 22,951	$ —	$ —	—	$ 210,968(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,010,000	7,408,641(b)	—	—	—	21,418,641	21,418,641	396,264	11
				$ 22,951	$ —	$ 21,418,641		$ 607,232	$ 11
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core High Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	139	03/17/23	$ 10,361	$ (101,792)
E-Mini Dow Jones Industrial Average Index	73	03/17/23	12,467	373,162
E-Mini Energy Select Sector Index	88	03/17/23	8,298	542,945
				$ 814,315
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,378,450,046	$ —	$ —	$ 12,378,450,046
Short-Term Securities
Money Market Funds	21,418,641	—	—	21,418,641
	$ 12,399,868,687	$ —	$ —	$ 12,399,868,687
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 814,315	$ —	$ —	$ 814,315
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
3